Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$ 3,458,469
Total Asset-Backed Securities (identified cost $3,599,060)		$ 3,458,469

Collateralized Mortgage Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1548, Class Z, 7.00%, 7/15/23	$1	$ 1,454
Series 1650, Class K, 6.50%, 1/15/24	25	25,094
Series 1817, Class Z, 6.50%, 2/15/26	7	6,744
Series 1927, Class ZA, 6.50%, 1/15/27	39	38,917
Series 2344, Class ZD, 6.50%, 8/15/31	179	184,565
Series 2458, Class ZB, 7.00%, 6/15/32	368	382,872
Interest Only:(2) Series 4791, Class JI, 4.00%, 5/15/48	4,362	841,171
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 10.506%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(3)	4,132	4,413,057
Series 2020-HQA4, Class B1, 9.756%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(3)	2,086	2,207,369
Series 2022-HQA1, Class M1B, 7.81%, (30-day average SOFR + 3.50%), 3/25/42(1)(3)	1,479	1,485,982
Series 2022-HQA1, Class M2, 9.56%, (30-day average SOFR + 5.25%), 3/25/42(1)(3)	2,957	2,958,749
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	16	16,421
Series 1993-16, Class Z, 7.50%, 2/25/23	0(4)	59
Series 1993-79, Class PL, 7.00%, 6/25/23	3	3,378
Series 1993-104, Class ZB, 6.50%, 7/25/23	1	1,093
Series 1993-121, Class Z, 7.00%, 7/25/23	24	24,162
Series 1993-141, Class Z, 7.00%, 8/25/23	6	5,674
Series 1994-42, Class ZQ, 7.00%, 4/25/24	90	90,865
Series 1994-79, Class Z, 7.00%, 4/25/24	14	14,133
Series 1994-89, Class ZQ, 8.00%, 7/25/24	26	26,525
Series 1996-35, Class Z, 7.00%, 7/25/26	12	12,032
Series 1998-16, Class H, 7.00%, 4/18/28	73	75,425
Series 1998-44, Class ZA, 6.50%, 7/20/28	116	118,667
Series 1999-25, Class Z, 6.00%, 6/25/29	121	122,097
Series 2000-2, Class ZE, 7.50%, 2/25/30	25	26,406
Series 2000-49, Class A, 8.00%, 3/18/27	58	59,850
Series 2001-31, Class ZA, 6.00%, 7/25/31	947	953,931
Series 2001-74, Class QE, 6.00%, 12/25/31	280	289,107
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2009-48, Class WA, 5.803%, 7/25/39(5)	$1,391	$ 1,418,621
Series 2011-38, Class SA, 0.334%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(6)	648	552,445
Interest Only:(2)
Series 424, Class C8, 3.50%, 2/25/48	5,507	974,768
Series 2018-21, Class IO, 3.00%, 4/25/48	4,853	866,473
Series 2018-58, Class BI, 4.00%, 8/25/48	753	139,328
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	3	3,185
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.356%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	9,000	8,849,597
Series 2018-GT2, Class A, 7.156%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	8,064	7,870,938
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	22,958	20,787,128
Total Collateralized Mortgage Obligations (identified cost $71,101,017)		$ 55,848,282

Common Stocks — 3.3%
Security	Shares	Value
Argentina — 0.3%
Banco Macro S.A. ADR	64,200	$ 1,410,474
Grupo Financiero Galicia S.A. ADR(7)	95,400	1,278,360
IRSA Inversiones y Representaciones S.A. ADR	69,200	440,804
Loma Negra Cia Industrial Argentina S.A. ADR	145,800	1,039,554
Telecom Argentina S.A. ADR(7)	174,000	1,117,080
		$ 5,286,272
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	5,311,731	$ 5,171,373
		$ 5,171,373
Cyprus — 0.5%
Bank of Cyprus Holdings PLC(7)	4,401,002	$ 9,700,626
Galaxy Cosmos Mezz PLC(7)	23,855	6,681
Sunrisemezz PLC(7)	134,028	16,404
		$ 9,723,711
Greece — 0.7%
Alpha Services and Holdings S.A.(7)	644,100	$ 877,576
Eurobank Ergasias Services and Holdings S.A.(7)	1,087,400	1,475,461
Hellenic Telecommunications Organization S.A.	112,400	1,771,901

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
JUMBO S.A.	71,500	$ 1,283,975
Motor Oil (Hellas) Corinth Refineries S.A.	38,600	943,299
Mytilineos S.A.	50,500	1,306,438
National Bank of Greece S.A.(7)	226,500	1,076,933
OPAP S.A.	79,724	1,197,107
Piraeus Financial Holdings S.A.(7)	938,200	1,943,083
Public Power Corp. S.A.(7)	65,900	525,012
Titan Cement International S.A.(7)	3,203	50,980
		$ 12,451,765
Iceland — 0.2%
Arion Banki HF(1)	1,015,472	$ 1,083,254
Eik Fasteignafelag HF	3,253,209	256,292
Eimskipafelag Islands HF	225,337	897,156
Hagar HF	921,987	426,187
Islandsbanki HF	668,258	557,727
Reginn HF	1,291,872	230,955
Reitir Fasteignafelag HF	875,641	532,248
Siminn HF	2,854,829	215,004
		$ 4,198,823
Indonesia — 0.3%
Bank Central Asia Tbk PT	3,770,000	$ 2,131,471
Bank Mandiri Persero Tbk PT	2,040,000	1,354,103
Bank Negara Indonesia Persero Tbk PT	430,000	262,475
Bank Rakyat Indonesia Persero Tbk PT	5,300,000	1,619,346
		$ 5,367,395
Japan — 0.2%
Mizuho Financial Group, Inc.	86,400	$ 1,349,607
Resona Holdings, Inc.	164,000	907,531
Sumitomo Mitsui Financial Group, Inc.	33,300	1,447,253
Tokio Marine Holdings, Inc.	23,800	498,484
		$ 4,202,875
United Arab Emirates — 0.3%
Al Yah Satellite Communications Co. PJSC (Yahsat)	5,278,406	$ 3,699,558
Dubai Electricity & Water Authority PJSC	983,852	635,218
		$ 4,334,776
United Kingdom — 0.0%(8)
Tesnik Cuatro, Ltd.(9)	409,000	$ 381,351
		$ 381,351
Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC(7)	84,651	$ 332,715
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	14,820	$ 41,198
Coteccons Construction JSC(7)	36,000	60,667
FPT Corp.	575,901	2,194,429
Hoa Phat Group JSC	475,478	449,781
KIDO Group Corp.	10,295	27,163
Military Commercial Joint Stock Bank(7)	795,584	709,774
Mobile World Investment Corp.	1,082,498	2,297,033
Phu Nhuan Jewelry JSC	348,840	1,346,114
Refrigeration Electrical Engineering Corp.	250,251	851,926
Vietnam Dairy Products JSC	90,281	297,238
Vingroup JSC(7)	78,738	192,068
		$ 8,800,106
Total Common Stocks (identified cost $57,966,755)		$ 59,918,447

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$ 3,076,975
			$ 3,076,975
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$ 2,239,157
			$ 2,239,157
Total Convertible Bonds (identified cost $6,311,816)			$ 5,316,132

Foreign Corporate Bonds — 5.6%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(8)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	280	$ 274,708
			$ 274,708
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	3,334	$ 3,164,353
			$ 3,164,353

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.9%
Braskem America Finance Co., 7.125%, 7/22/41(10)	USD	1,279	$ 1,303,550
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	903	681,494
10.00%, 2/10/27(10)	USD	1,989	1,501,098
Gol Finance S.A., 8.00%, 6/30/26(10)	USD	1,380	961,136
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,073	972,251
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(10)	USD	1,383	1,063,340
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,625	3,166,887
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,173,653
Natura Cosmeticos S.A., 4.125%, 5/3/28(10)	USD	2,879	2,379,751
Vale S.A., 2.762%(11)(12)	BRL	42,422	3,225,723
			$ 16,428,883
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	1,155	$ 1,029,841
			$ 1,029,841
Chile — 0.4%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(10)(13)	USD	636	$ 603,904
7.125% to 4/7/24, 3/26/79(10)(13)	USD	928	899,682
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,900	2,040,125
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(10)	USD	1,505	1,453,454
VTR Comunicaciones SpA:
4.375%, 4/15/29(10)	USD	2,328	1,536,480
5.125%, 1/15/28(10)	USD	2,324	1,631,913
			$ 8,165,558
China — 0.3%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	1,571	$ 793,355
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)(14)	USD	5,100	1,219,637
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)(14)	USD	2,000	585,000
8.35%, 4/19/23(10)(14)	USD	3,270	948,300
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)(14)	USD	3,999	794,621
6.75%, 7/16/23(10)(14)	USD	2,966	652,520
			$ 4,993,433
Security	Principal Amount (000's omitted)		Value
Georgia — 0.4%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$ 6,576,045
			$ 6,576,045
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	1,190	$ 1,085,012
			$ 1,085,012
Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$ 6,985,073
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	3,907,669
WOW Air HF:
0.00%(9)(11)(14)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(9)(14)	EUR	3,600	0
			$ 10,892,742
India — 1.0%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$ 12,537,888
JSW Infrastructure, Ltd., 4.95%, 1/21/29(10)	USD	3,677	3,262,478
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,235,374
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(14)	USD	1,800	58,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(10)	USD	1,481	1,326,628
			$ 18,420,868
Indonesia — 0.2%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(15)	USD	3,375	$ 2,885,625
			$ 2,885,625
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(14)	USD	3,890	$ 58,350
10.00%, 12/19/22(10)(14)	USD	1,741	10,708
Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,000	2,226,240
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	1,124	1,017,220
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(10)	USD	2,010	1,877,481
			$ 5,189,999
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$ 4,396,050
			$ 4,396,050

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(10)	USD	1,740	$ 1,477,260
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	970	877,995
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	2,904,123
			$ 5,259,378
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$ 3,570,530
			$ 3,570,530
Peru — 0.0%(8)
PetroTal Corp., 12.00%, 2/16/24(1)(10)	USD	720	$ 738,000
			$ 738,000
Saint Lucia — 0.0%(8)
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(10)	USD	1,120	$ 964,813
			$ 964,813
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(10)	USD	2,994	$ 2,828,612
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)(15)	USD	1,060	1,033,613
			$ 3,862,225
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,389	$ 3,866,389
			$ 3,866,389
Uzbekistan — 0.0%(8)
Ipoteka-Bank ATIB, 5.50%, 11/19/25(10)	USD	833	$ 780,937
			$ 780,937
Total Foreign Corporate Bonds (identified cost $121,498,902)			$102,545,389

Loan Participation Notes — 1.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(9)(10)(16)	UZS	293,470,000	$ 26,138,387
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(9)(10)(16)	UZS	82,927,000	7,404,108
Total Loan Participation Notes (identified cost $37,633,693)			$ 33,542,495

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(9)(17)(18)	383,031	$ 210,667
Series 2022A, 0.00%, 3/20/26(1)(9)(17)(18)	220,000	143,682
Series 2022B, 0.00%, 3/20/26(1)(9)(17)(18)	480,000	321,648
Series 2023B, 0.00%, 3/19/27(1)(9)(17)(18)	2,800,000	2,582,440
Mt. Logan Re, Ltd., Series A-1(7)(9)(18)(19)	4,400	3,798,458
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(7)(9)(18)(19)	817	658,162
Designated Investment Series 16, 11/22(7)(9)(18)(19)	793	905,726
Series 16, Preference Shares(7)(9)(18)(19)	5,500	4,059,307
Total Reinsurance Side Cars (identified cost $13,783,031)		$ 12,680,090

Senior Floating-Rate Loans — 0.9%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(21)	$830	$ 464,005
		$ 464,005
Luxembourg — 0.1%
Zacapa S.a.r.l., Term Loan, 8.83%, (SOFR + 4.25%), 3/22/29	$1,092	$ 1,078,103
		$ 1,078,103

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Mexico — 0.8%
Petroleos Mexicanos, Term Loan, 7.423%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$15,931	$ 15,373,415
		$ 15,373,415
Total Senior Floating-Rate Loans (identified cost $17,389,529)		$ 16,915,523

Sovereign Government Bonds — 48.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(10)	EUR	1,702	$ 1,738,783
3.50%, 6/16/27(10)	EUR	209	204,651
			$ 1,943,434
Argentina — 0.2%
Province of Salta Argentina, 8.50%, 12/1/27(10)(22)	USD	945	$ 737,100
Provincia de Cordoba, 6.875%, 12/10/25(10)(22)	USD	2,355	2,040,992
			$ 2,778,092
Barbados — 1.1%
Government of Barbados, 6.50%, 10/1/29(10)	USD	21,960	$ 20,603,679
			$ 20,603,679
Benin — 1.0%
Benin Government International Bond:
4.875%, 1/19/32(10)	EUR	6,529	$ 5,619,490
4.95%, 1/22/35(10)	EUR	2,320	1,851,059
6.875%, 1/19/52(10)	EUR	12,795	10,178,012
			$ 17,648,561
Costa Rica — 0.0%(8)
Costa Rica Government Bond, 9.66%, 9/30/26(10)	CRC	123,700	$ 224,922
			$ 224,922
Dominican Republic — 2.6%
Dominican Republic:
8.00%, 1/15/27(10)	DOP	96,000	$ 1,432,329
8.00%, 2/12/27(10)	DOP	490,340	7,272,075
12.00%, 8/8/25(1)	DOP	373,380	6,218,702
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic: (continued)
12.75%, 9/23/29(1)	DOP	368,500	$ 6,622,714
13.00%, 6/9/34(10)	DOP	613,300	11,259,004
13.625%, 2/3/33(10)	DOP	496,000	8,740,079
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(10)	DOP	31,580	443,929
12.00%, 10/3/25(1)	DOP	138,420	2,298,016
13.00%, 12/5/25(1)	DOP	216,700	3,583,406
			$ 47,870,254
Ecuador — 0.2%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,709	$ 563,370
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,130	372,575
1.50% to 7/31/23, 7/31/40(10)(22)	USD	7,768	3,297,209
			$ 4,233,154
Egypt — 1.2%
Arab Republic of Egypt:
6.375%, 4/11/31(10)	EUR	7,412	$ 5,686,388
7.50%, 2/16/61(10)	USD	17,193	11,229,866
7.903%, 2/21/48(10)	USD	586	391,905
8.15%, 11/20/59(10)	USD	1,129	770,543
8.70%, 3/1/49(10)	USD	1,260	895,831
8.75%, 9/30/51(10)	USD	2,013	1,434,866
8.875%, 5/29/50(10)	USD	711	510,351
			$ 20,919,750
Ethiopia — 0.3%
Ethiopia Government International Bond, 6.625%, 12/11/24(10)	USD	7,326	$ 4,996,405
			$ 4,996,405
Gabon — 0.6%
Gabon Government International Bond, 6.625%, 2/6/31(10)	USD	12,657	$ 10,685,039
			$ 10,685,039
Honduras — 1.4%
Honduras Government International Bond:
5.625%, 6/24/30(10)	USD	16,651	$ 13,628,577
6.25%, 1/19/27(10)	USD	6,956	6,164,394
7.50%, 3/15/24(10)(23)	USD	6,173	6,164,288
			$ 25,957,259

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland — 1.1%
Republic of Iceland:
1.50%, 5/15/23	ISK	365,753	$ 2,557,343
2.50%, 4/15/24	ISK	168,247	1,130,443
6.50%, 1/24/31	ISK	1,418,285	9,984,521
8.00%, 6/12/25	ISK	816,758	5,868,592
			$ 19,540,899
India — 0.8%
Export-Import Bank of India:
2.25%, 1/13/31(10)	USD	10,000	$ 8,123,250
3.25%, 1/15/30(10)	USD	2,980	2,647,164
5.50%, 1/18/33(1)	USD	4,490	4,592,920
			$ 15,363,334
Indonesia — 3.0%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	550,220,000	$ 36,169,532
7.125%, 6/15/42	IDR	47,560,000	3,222,912
7.125%, 6/15/43	IDR	218,057,000	14,882,572
7.375%, 5/15/48	IDR	17,072,000	1,166,795
			$ 55,441,811
Iraq — 1.1%
Republic of Iraq:
5.80%, 1/15/28(10)	USD	18,588	$ 17,267,044
6.752%, 3/9/23(10)	USD	3,408	3,394,753
			$ 20,661,797
Jordan — 0.3%
Kingdom of Jordan, 7.375%, 10/10/47(10)	USD	6,567	$ 5,932,017
			$ 5,932,017
Kenya — 0.0%(8)
Government of Kenya:
7.25%, 2/28/28(10)	USD	316	$ 280,210
8.00%, 5/22/32(10)	USD	438	385,558
			$ 665,768
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(10)(14)	USD	337	$ 22,747
6.00%, 1/27/23(10)(14)	USD	1,505	101,587
6.10%, 10/4/22(10)(14)	USD	5,758	388,665
6.15%, 6/19/20(14)	USD	448	30,016
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.20%, 2/26/25(10)(14)	USD	450	$ 30,042
6.25%, 5/27/22(14)	USD	750	48,375
6.25%, 11/4/24(10)(14)	USD	7,663	515,337
6.25%, 6/12/25(10)(14)	USD	2,947	198,946
6.375%, 3/9/20(14)	USD	6,588	444,690
6.40%, 5/26/23(14)	USD	7,625	515,031
6.65%, 4/22/24(10)(14)	USD	7,602	522,637
6.65%, 11/3/28(10)(14)	USD	3,522	237,936
6.65%, 2/26/30(10)(14)	USD	453	30,510
6.75%, 11/29/27(10)(14)	USD	194	13,095
6.85%, 5/25/29(14)	USD	8,628	578,016
7.00%, 12/3/24(14)	USD	3,446	236,912
7.00%, 3/20/28(10)(14)	USD	5,356	359,195
7.05%, 11/2/35(10)(14)	USD	1,463	98,905
7.15%, 11/20/31(10)(14)	USD	4,621	312,717
8.20%, 5/17/33(14)	USD	1,595	107,662
8.25%, 4/12/21(10)(14)	USD	3,382	228,285
8.25%, 5/17/34(14)	USD	1,326	89,505
			$ 5,110,811
Macedonia — 0.9%
North Macedonia Government International Bond:
1.625%, 3/10/28(10)	EUR	9,553	$ 8,374,386
2.75%, 1/18/25(10)	EUR	2,570	2,628,034
3.675%, 6/3/26(10)	EUR	4,477	4,524,523
			$ 15,526,943
Mexico — 1.9%
Mexican Udibonos, 4.00%, 11/30/28	MXN	660,989	$ 34,691,215
			$ 34,691,215
Mozambique — 0.4%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(10)(22)	USD	9,378	$ 7,556,417
			$ 7,556,417
New Zealand — 1.3%
New Zealand Government Bond, 3.00%, 9/20/30(10)(24)	NZD	33,319	$ 23,418,396
			$ 23,418,396
Peru — 1.1%
Peru Government Bond:
5.40%, 8/12/34	PEN	6,979	$ 1,450,502

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bond: (continued)
6.15%, 8/12/32	PEN	79,993	$ 18,214,640
6.95%, 8/12/31	PEN	3,691	900,992
			$ 20,566,134
Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 17,164,319
			$ 17,164,319
Romania — 2.0%
Romania Government International Bond:
1.75%, 7/13/30(10)	EUR	858	$ 685,753
2.124%, 7/16/31(10)	EUR	678	539,991
2.125%, 3/7/28(10)	EUR	4,146	3,876,118
2.625%, 12/2/40(10)	EUR	894	581,996
2.75%, 4/14/41(10)	EUR	1,699	1,108,274
3.375%, 1/28/50(10)	EUR	5,202	3,479,559
4.625%, 4/3/49(10)	EUR	9,940	8,107,213
5.00%, 9/27/26(10)	EUR	8,524	9,345,360
6.625%, 9/27/29(10)	EUR	8,340	9,339,237
			$ 37,063,501
Serbia — 4.8%
Republic of Serbia:
1.00%, 9/23/28(10)	EUR	10,718	$ 8,983,950
1.50%, 6/26/29(10)	EUR	18,418	15,219,985
1.65%, 3/3/33(10)	EUR	368	265,172
2.05%, 9/23/36(10)	EUR	109	72,627
3.125%, 5/15/27(10)	EUR	1,040	1,014,626
6.25%, 5/26/28(10)	USD	1,748	1,777,830
6.50%, 9/26/33(10)	USD	3,631	3,644,533
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	11,982,884
5.875%, 2/8/28	RSD	4,951,760	45,323,953
			$ 88,285,560
South Africa — 6.1%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,795,381	$111,433,822
			$111,433,822
South Korea — 1.4%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 24,855,411
			$ 24,855,411
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 1.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(10)(14)	USD	6,802	$ 2,362,544
6.20%, 5/11/27(10)(14)	USD	4,503	1,571,197
6.35%, 6/28/24(10)(14)	USD	2,360	824,111
6.75%, 4/18/28(10)(14)	USD	10,946	3,816,327
6.825%, 7/18/26(10)(14)	USD	13,209	4,663,648
6.85%, 3/14/24(10)(14)	USD	6,343	2,215,998
6.85%, 11/3/25(10)(14)	USD	5,492	1,952,439
7.55%, 3/28/30(10)(14)	USD	5,992	2,089,364
7.85%, 3/14/29(10)(14)	USD	3,600	1,255,329
			$ 20,750,957
Suriname — 2.0%
Republic of Suriname:
9.25%, 10/26/26(10)(14)	USD	44,764	$ 35,497,852
12.875%, 12/30/23(10)(14)	USD	406	326,232
			$ 35,824,084
Ukraine — 4.2%
Ukraine Government Bond:
10.00%, 8/23/23	UAH	39,841	$ 838,239
10.95%, 11/1/23	UAH	51,923	1,041,031
11.67%, 11/22/23	UAH	822,303	16,486,768
15.84%, 2/26/25	UAH	2,822,738	48,734,152
15.97%, 4/19/23	UAH	194,264	4,183,408
16.00%, 5/24/23	UAH	106,523	2,373,037
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(7)(10)(25)	USD	9,576	3,109,710
			$ 76,766,345
United Arab Emirates — 0.7%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$ 13,124,160
			$ 13,124,160
Uruguay — 1.0%
Uruguay Government Bond, 3.875%, 7/2/40(24)	UYU	559,245	$ 15,515,623
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	88,660	1,965,994
			$ 17,481,617
Uzbekistan — 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25(10)	USD	326	$ 306,440
Republic of Uzbekistan, 14.50%, 11/25/23(10)	UZS	16,470,000	1,440,141
			$ 1,746,581

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Vietnam — 2.2%
Vietnam Government International Bond, 4.80%, 11/19/24(10)	USD	39,614	$ 39,217,860
			$ 39,217,860
Zambia — 0.8%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	115,980	$ 4,439,367
Zambia Government International Bond:
5.375%, 9/20/22(10)(14)	USD	13,056	6,120,039
8.50%, 4/14/24(10)(14)	USD	6,106	3,086,125
8.97%, 7/30/27(10)(14)	USD	3,137	1,573,711
			$ 15,219,242
Total Sovereign Government Bonds (identified cost $1,042,487,940)			$881,269,550

Sovereign Loans — 4.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	2,665	$ 2,985,132
			$ 2,985,132
Kenya — 0.4%
Government of Kenya:
Term Loan, 11.176%, (6 mo. USD LIBOR + 6.45%), 6/29/25(3)	USD	6,038	$ 6,093,667
Term Loan, 11.437%, (3 mo. USD LIBOR + 6.70%), 10/24/24(3)	USD	1,162	1,168,716
			$ 7,262,383
Nigeria — 0.4%
Bank of Industry Limited, Term Loan, 10.753%, (3 mo. USD LIBOR + 6.00%), 12/14/23(3)(26)	USD	7,637	$ 7,697,029
			$ 7,697,029
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 3.2%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(3)	USD	58,755	$ 59,185,381
			$ 59,185,381
Total Sovereign Loans (identified cost $76,701,043)			$ 77,129,925

U.S. Government Agency Mortgage-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.675%, (COF + 2.43%), with maturity at 2023(27)	$1	$ 959
3.065%, (COF + 1.25%), with maturity at 2035(27)	389	378,777
3.818%, (1 yr. CMT + 2.31%), with maturity at 2036(27)	542	552,389
4.122%, (COF + 1.25%), with maturity at 2029(27)	6	5,663
4.469%, (COF + 1.25%), with maturity at 2030(27)	121	122,810
4.50%, with maturity at 2035	117	116,272
6.00%, with various maturities to 2035	2,913	3,034,830
6.50%, with various maturities to 2032	3,159	3,322,069
6.60%, with maturity at 2030	314	327,117
7.00%, with various maturities to 2036	3,949	4,150,846
7.31%, with maturity at 2026	2	1,645
7.50%, with various maturities to 2035	1,410	1,482,379
8.00%, with various maturities to 2030	276	280,449
8.50%, with maturity at 2025	3	2,890
9.00%, with various maturities to 2027	15	15,253
9.50%, with maturity at 2027	8	7,807
Federal National Mortgage Association:
2.403%, (COF + 1.30%), with maturity at 2024(27)	95	94,386
2.407%, (COF + 1.30%), with maturity at 2033(27)	405	384,982
2.747%, (COF + 1.40%), with maturity at 2025(27)	76	74,685
2.935%, (COF + 1.35%), with maturity at 2027(27)	24	23,784
2.947%, (COF + 1.60%), with maturity at 2024(27)	33	32,916
3.153%, (COF + 1.25%), with maturity at 2034(27)	111	109,992
3.289%, (COF + 1.25%), with maturity at 2035(27)	345	344,545

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
3.967%, (1 yr. CMT + 2.15%), with maturity at 2028(27)	$58	$ 57,788
4.605%, (COF + 1.79%), with maturity at 2035(27)	829	838,294
6.00%, with various maturities to 2035	9,662	10,092,463
6.333%, (COF + 2.00%), with maturity at 2032(27)	182	188,982
6.50%, with various maturities to 2038	3,508	3,651,405
7.00%, with various maturities to 2035	5,938	6,267,756
7.50%, with various maturities to 2027	6	6,229
7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(27)	4	4,301
8.00%, with maturity at 2026	0(4)	168
8.50%, with various maturities to 2037	748	802,099
9.00%, with various maturities to 2032	60	62,468
9.50%, with various maturities to 2031	16	16,050
11.50%, with maturity at 2031	70	78,474
Government National Mortgage Association:
2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(27)	34	33,459
6.50%, with various maturities to 2032	145	151,739
7.00%, with various maturities to 2031	259	269,389
7.50%, with various maturities to 2028	25	25,637
8.00%, with maturity at 2023	1	1,204
9.00%, with maturity at 2025	2	1,636
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $39,991,145)		$ 37,416,986

U.S. Government Guaranteed Small Business Administration Loans (28)(29)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.66%, 8/15/42 to 4/15/43	$6,768	$ 336,715
1.91%, 9/15/42 to 2/15/43	7,673	441,305
1.93%, 5/15/42	1,199	71,431
1.96%, 9/15/42	2,725	154,629
2.16%, 2/15/42 to 4/15/43	8,710	579,107
2.24%, 10/4/23 to 8/25/42(30)	7,681	612,284
2.33%, 12/28/26 to 8/17/42(30)	18,632	1,142,993
2.36%, 9/15/42	1,844	134,241
2.39%, 7/15/39	929	59,156
2.41%, 7/15/42 to 4/15/43	17,649	1,334,470
2.46%, 1/15/43	1,413	127,214
2.66%, 4/15/43	4,328	371,023
2.71%, 8/15/27 to 9/15/42	4,170	347,194
Security	Principal Amount (000's omitted)	Value
2.91%, 10/15/42 to 4/15/43	$8,696	$ 834,704
2.93%, 4/15/42	897	91,902
2.96%, 7/15/27 to 12/15/42	4,810	367,766
3.16%, 9/15/42 to 4/15/43	4,052	458,545
3.21%, 6/15/27 to 3/15/43	3,658	314,008
3.41%, 3/15/43 to 4/15/43	5,741	605,079
3.46%, 3/15/27 to 9/15/42	4,063	400,668
3.66%, 1/15/43 to 6/15/43	6,071	761,239
3.71%, 3/15/28 to 10/15/42	7,647	683,651
3.78%, 5/15/27 to 6/15/42	1,003	88,562
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $18,471,014)		$ 10,317,886

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(31)	$23,101	$ 15,971,304
0.625%, 7/15/32(24)	4,437	4,199,627
Total U.S. Treasury Obligations (identified cost $21,130,650)		$ 20,170,931

Warrants — 0.0%(8)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	201,760	$ 94,827
Total Warrants (identified cost $0)		$ 94,827

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	3,698,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 21.0%
Affiliated Fund — 7.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(32)	134,316,340	$134,316,340
Total Affiliated Fund (identified cost $134,316,340)		$134,316,340

Repurchase Agreements — 2.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/5/23 with an interest rate of 4.10%, collateralized by USD 6,083,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $6,086,158(33)	USD	6,342	$ 6,341,527
Dated 1/6/23 with an interest rate of 4.10%, collateralized by USD 3,041,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $3,042,579(33)	USD	3,193	3,193,051
Barclays Bank PLC:
Dated 12/20/22 with an interest rate of 1.60%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,817,574(33)	EUR	3,660	3,978,970
Dated 12/20/22 with an interest rate of 1.25%, collateralized by EUR 4,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $4,092,948(33)	EUR	3,950	4,294,244
Dated 12/20/22 with an interest rate of 1.25%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,145,272(33)	EUR	1,098	1,193,691
Dated 12/20/22 with an interest rate of 1.20%, collateralized by EUR 4,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $4,011,450(33)	EUR	3,855	4,190,965
Dated 12/20/22 with an interest rate of 1.15%, collateralized by EUR 2,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $2,082,227(33)	EUR	2,035	2,212,351
Dated 12/20/22 with an interest rate of 1.10%, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,042,946(33)	EUR	1,965	2,136,250
Dated 12/15/22 with an interest rate of 3.15%, collateralized by EUR 1,974,000 Republic of Poland, 1.50%, due 9/9/25 and a market value, including accrued interest, of $2,072,149(33)	USD	2,004	2,003,610
Dated 1/19/23 with an interest rate of 3.65%, collateralized by USD 660,000 Ghana Government International Bond, 7.625%, due 5/16/29 and a market value, including accrued interest, of $257,212(33)	USD	257	256,575
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/19/23 with an interest rate of 3.60%, collateralized by USD 6,000,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $2,483,785(33)	USD	2,400	$ 2,400,000
Dated 1/19/23 with an interest rate of 3.25%, collateralized by USD 2,640,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $1,092,865(33)	USD	1,056	1,056,000
Nomura International PLC:
Dated 12/15/22 with an interest rate of 3.40%, collateralized by EUR 790,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $808,357(33)	USD	834	833,908
Dated 12/15/22 with an interest rate of 2.40%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,866,794(33)	USD	1,923	1,923,315
Dated 1/9/23 with an interest rate of 4.05%, collateralized by USD 4,776,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $4,778,479(33)	USD	5,080	5,080,470
Total Repurchase Agreements (identified cost $40,669,262)			$ 41,094,927

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%
Albania Treasury Bill, 1.00%, 1/18/24	ALL	11,000	$ 97,686
			$ 97,686
Egypt — 0.0%(8)
Egypt Treasury Bill, 0.00%, 4/25/23	EGP	5,000	$ 158,673
			$ 158,673
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	173,920	$ 4,258,995
			$ 4,258,995
Total Sovereign Government Securities (identified cost $5,666,519)			$ 4,515,354

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 11.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/14/23(34)	$150,000	$149,768,031
0.00%, 2/23/23	28,840	28,761,615
0.00%, 3/16/23(34)	15,700	15,616,300
0.00%, 3/23/23(34)	10,360	10,296,113
Total U.S. Treasury Obligations (identified cost $204,441,558)		$204,442,059
Total Short-Term Investments (identified cost $385,093,679)		$384,368,680

Total Purchased Options — 0.0%(8) (identified cost $881,505)	$ 753,939
Total Investments — 93.0% (identified cost $1,914,040,779)	$1,701,747,551
Total Written Options — (0.0)%(8) (premiums received $145,736)	$ (147,333)
Securities Sold Short — (2.4)%
Common Stocks — (0.2)%
Security	Shares	Value
New Zealand — (0.2)%
a2 Milk Co., Ltd. (The)(7)	(40,556)	$ (194,508)
Auckland International Airport, Ltd.(7)	(114,900)	(632,356)
Contact Energy, Ltd.	(66,319)	(333,529)
EBOS Group, Ltd.	(6,300)	(175,624)
Fisher & Paykel Healthcare Corp., Ltd.	(45,400)	(745,068)
Fletcher Building, Ltd.	(74,800)	(246,313)
Infratil, Ltd.	(55,869)	(321,640)
Mainfreight, Ltd.	(7,566)	(350,191)
Meridian Energy, Ltd.	(115,400)	(398,846)
Security	Shares	Value
New Zealand (continued)
Ryman Healthcare, Ltd.	(40,000)	$ (178,646)
Spark New Zealand, Ltd.	(178,200)	(600,843)
Total Common Stocks (proceeds $4,170,467)		$ (4,177,564)
Sovereign Government Bonds — (2.2)%
Security	Principal Amount (000's omitted)		Value
Ghana — (0.2)%
Ghana Government International Bond:
6.375%, 2/11/27(10)	USD	(8,640)	$ (3,316,550)
7.625%, 5/16/29(10)	USD	(660)	(246,728)
			$ (3,563,278)
Poland — (1.2)%
Republic of Poland:
1.50%, 9/9/25(10)	EUR	(1,974)	$ (2,059,361)
1.50%, 1/19/26(10)	EUR	(2,000)	(2,081,065)
1.125%, 8/7/26(10)	EUR	(4,790)	(4,872,736)
1.375%, 10/22/27(10)	EUR	(4,000)	(3,994,741)
1.00%, 3/7/29(10)	EUR	(7,156)	(6,759,090)
2.75%, 5/25/32(10)	EUR	(2,000)	(2,001,664)
			$(21,768,657)
Uruguay — (0.8)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(13,900)	$(13,893,702)
			$(13,893,702)
Total Sovereign Government Bonds (proceeds $36,310,603)			$(39,225,637)
Total Securities Sold Short (proceeds $40,481,070)			$(43,403,201)

Other Assets, Less Liabilities — 9.3%	$ 170,809,671
Net Assets — 100.0%	$1,829,006,688

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $92,351,355 or 5.0% of the Portfolio's net assets.
(2)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(4)	Principal amount is less than $500.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(7)	Non-income producing security.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $516,376,929 or 28.2% of the Portfolio's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2023.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Fixed-rate loan.
(22)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(23)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(25)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(30)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2023 of all interest only securities comprising the certificate.
(31)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(33)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(34)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call MXN vs. Put USD (Digital Option)	Citibank, N.A.	USD	211,000	USD	18.00	4/13/23	$ 16,029
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	5,230,000	USD	18.00	4/11/23	372,036
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	USD	7.00	1/18/24	133,482
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	USD	7.00	1/18/24	232,392
Total							$753,939
(1)	Amount is less than 0.05%.
Written Currency Options — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	USD	7.50	1/18/24	$ (53,751)
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	USD	7.50	1/18/24	(93,582)
Total							$(147,333)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	41,025,168	USD	8,015,781	2/2/23	$ 65,926
USD	7,813,499	BRL	41,025,168	2/2/23	(268,208)
USD	5,052,741	PHP	291,000,000	2/24/23	(265,449)
USD	5,144,683	PHP	296,200,000	2/24/23	(268,540)
USD	6,302,904	PHP	363,000,000	2/24/23	(331,128)
USD	6,393,235	PHP	368,084,095	2/24/23	(333,712)
USD	6,645,545	PHP	382,800,000	2/24/23	(350,343)
USD	8,275,683	PHP	476,700,000	2/24/23	(436,281)
BRL	33,024,000	USD	6,027,376	3/2/23	445,633
BRL	8,001,168	USD	1,465,053	3/2/23	103,250
IDR	53,333,800,000	USD	3,430,709	3/6/23	122,450
IDR	48,862,000,000	USD	3,145,690	3/6/23	109,552
IDR	44,804,200,000	USD	2,886,571	3/6/23	98,336
USD	1,925,004	IDR	29,160,154,646	3/6/23	(17,679)
USD	7,781,289	IDR	117,839,845,354	3/6/23	(69,336)
AUD	22,212,527	USD	15,214,675	3/15/23	489,384
CLP	1,875,000,000	USD	2,154,430	3/15/23	185,916
CLP	1,875,000,000	USD	2,155,569	3/15/23	184,777
EUR	1,941,857	USD	2,081,425	3/15/23	35,218
KRW	14,775,000,000	USD	11,397,825	3/15/23	599,584

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	2,036,700,000	USD	1,570,655	3/15/23	$ 83,160
KRW	1,741,000,000	USD	1,333,272	3/15/23	80,433
KRW	1,908,000,000	USD	1,470,294	3/15/23	79,016
KRW	1,315,200,000	USD	1,014,705	3/15/23	53,247
NZD	25,450,000	USD	16,420,951	3/15/23	35,681
PEN	26,969,700	USD	6,977,028	3/15/23	12,590
PEN	21,440,000	USD	5,547,936	3/15/23	8,573
PEN	5,197,000	USD	1,350,396	3/15/23	(3,513)
PEN	30,500,000	USD	7,935,476	3/15/23	(30,926)
USD	1,230,279	COP	5,990,227,051	3/15/23	(42,228)
USD	5,614,622	COP	27,337,593,074	3/15/23	(192,715)
USD	7,059,150	COP	34,371,000,000	3/15/23	(242,297)
USD	236,646	EUR	220,778	3/15/23	(4,004)
USD	576,768	EUR	538,093	3/15/23	(9,759)
USD	818,564	EUR	763,676	3/15/23	(13,850)
USD	1,661,404	EUR	1,550,000	3/15/23	(28,111)
USD	2,349,481	EUR	2,191,939	3/15/23	(39,754)
USD	3,804,777	EUR	3,549,651	3/15/23	(64,378)
USD	4,291,422	EUR	4,003,664	3/15/23	(72,612)
USD	4,726,211	EUR	4,409,299	3/15/23	(79,969)
USD	4,850,847	EUR	4,525,578	3/15/23	(82,078)
USD	6,285,288	EUR	5,863,834	3/15/23	(106,349)
USD	7,274,539	EUR	6,786,752	3/15/23	(123,088)
USD	9,818,403	EUR	9,160,039	3/15/23	(166,131)
USD	11,790,608	EUR	11,000,000	3/15/23	(199,501)
USD	14,727,060	EUR	13,739,551	3/15/23	(249,187)
USD	18,326,036	EUR	17,097,201	3/15/23	(310,083)
USD	20,345,208	EUR	18,980,979	3/15/23	(344,248)
USD	31,204,351	EUR	29,111,973	3/15/23	(527,988)
USD	35,568,183	EUR	33,183,192	3/15/23	(601,826)
USD	54,808,577	EUR	51,133,440	3/15/23	(927,379)
USD	1,888,735	IDR	28,320,000,000	3/15/23	2,095
USD	8,964,202	INR	745,695,235	3/15/23	(128,550)
USD	10,465,750	INR	870,000,000	3/15/23	(142,733)
USD	17,349,819	INR	1,439,774,765	3/15/23	(206,302)
USD	1,265,513	KRW	1,652,520,000	3/15/23	(76,345)
USD	12,508,313	NZD	19,386,001	3/15/23	(27,179)
USD	10,351,699	PEN	40,000,000	3/15/23	(14,923)
USD	14,177,816	PEN	55,000,000	3/15/23	(76,290)
USD	16,945,930	PEN	65,733,262	3/15/23	(89,867)
USD	7,926,267	BRL	41,025,168	4/4/23	(63,785)
USD	12,031,108	PHP	656,700,000	4/26/23	52,733
USD	8,573,102	PHP	468,400,000	4/26/23	29,366
USD	13,132,255	PHP	718,400,000	4/26/23	28,455

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	6,869,338	PHP	375,320,000	4/26/23	$ 23,405
IDR	51,304,500,000	USD	3,283,789	7/11/23	129,939
IDR	40,203,200,000	USD	2,563,244	7/11/23	111,819
IDR	32,162,000,000	USD	2,051,815	7/11/23	88,198
IDR	32,162,300,000	USD	2,054,100	7/11/23	85,933
USD	2,350,682	IDR	35,811,000,000	7/11/23	(32,130)
USD	2,871,294	IDR	43,770,000,000	7/11/23	(41,099)
USD	5,001,705	IDR	76,251,000,000	7/11/23	(71,927)
USD	8,187,485	IDR	123,778,395,631	7/25/23	(47,185)
USD	13,663,552	IDR	206,500,000,000	7/25/23	(74,380)
USD	14,523,299	IDR	217,922,104,000	7/27/23	25,826
					$(4,524,850)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	310,280	UZS	3,501,513,277	ICBC Standard Bank plc	2/7/23	$ 4,239	$ —
UZS	3,505,167,983	USD	304,559	ICBC Standard Bank plc	2/7/23	1,802	—
UZS	3,497,858,571	USD	304,559	ICBC Standard Bank plc	2/7/23	1,163	—
EUR	2,886,861	USD	3,107,584	Standard Chartered Bank	2/10/23	32,654	—
EUR	2,849,370	USD	3,067,226	Standard Chartered Bank	2/10/23	32,230	—
EUR	2,888,139	USD	3,110,582	Standard Chartered Bank	2/10/23	31,046	—
EUR	2,850,630	USD	3,070,184	Standard Chartered Bank	2/10/23	30,643	—
EUR	2,204,162	USD	2,372,687	Standard Chartered Bank	2/10/23	24,932	—
EUR	2,205,137	USD	2,374,976	Standard Chartered Bank	2/10/23	23,704	—
EUR	1,095,727	USD	1,179,504	Standard Chartered Bank	2/10/23	12,394	—
EUR	1,096,212	USD	1,180,642	Standard Chartered Bank	2/10/23	11,784	—
USD	1,660,316	AED	6,100,000	Standard Chartered Bank	2/10/23	—	(395)
USD	1,844,702	EUR	1,712,756	Standard Chartered Bank	2/10/23	—	(18,381)
USD	1,896,528	EUR	1,761,732	Standard Chartered Bank	2/10/23	—	(19,830)
USD	2,017,526	EUR	1,873,218	Standard Chartered Bank	2/10/23	—	(20,103)
USD	2,074,206	EUR	1,926,782	Standard Chartered Bank	2/10/23	—	(21,687)
USD	2,336,082	EUR	2,168,989	Standard Chartered Bank	2/10/23	—	(23,277)
USD	2,444,248	EUR	2,269,418	Standard Chartered Bank	2/10/23	—	(24,355)
USD	2,401,713	EUR	2,231,011	Standard Chartered Bank	2/10/23	—	(25,112)
USD	2,512,917	EUR	2,334,311	Standard Chartered Bank	2/10/23	—	(26,274)
USD	882,417	ZMW	16,033,520	Standard Chartered Bank	2/13/23	41,354	—
UZS	1,744,360,902	USD	152,279	ICBC Standard Bank plc	2/16/23	353	—
USD	6,971,480	CNH	48,800,000	Goldman Sachs International	2/17/23	—	(259,478)
USD	9,314,355	CNH	65,180,000	Goldman Sachs International	2/17/23	—	(343,717)
USD	13,942,885	CNH	96,683,200	Goldman Sachs International	2/17/23	—	(383,185)
USD	8,369,506	CNH	58,600,000	UBS AG	2/17/23	—	(313,571)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	539,263	ZMW	10,281,059	Societe Generale	2/17/23	$ 268	$ —
SGD	12,316,000	USD	9,063,413	Standard Chartered Bank	2/22/23	314,825	—
AED	475,000,000	USD	129,378,439	Standard Chartered Bank	3/6/23	—	(61,842)
USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(49,082)
USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(191,756)
USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(326,032)
USD	6,476,066	TRY	126,487,934	Standard Chartered Bank	3/8/23	—	(132,811)
OMR	14,400,000	USD	37,377,356	Standard Chartered Bank	3/13/23	15,029	—
USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(610,775)
USD	12,458,545	SAR	46,808,000	Standard Chartered Bank	3/14/23	—	(1,285)
CAD	7,000,000	USD	5,166,355	Bank of America, N.A.	3/15/23	96,208	—
CAD	5,262,000	USD	3,934,599	Bank of America, N.A.	3/15/23	21,344	—
CAD	3,740,101	USD	2,795,771	Bank of America, N.A.	3/15/23	16,017	—
CAD	6,988,000	USD	5,224,535	Citibank, N.A.	3/15/23	29,005	—
CAD	4,254,950	USD	3,178,967	Citibank, N.A.	3/15/23	19,882	—
CAD	4,254,949	USD	3,177,196	UBS AG	3/15/23	21,651	—
CZK	72,646,667	EUR	2,953,957	UBS AG	3/15/23	93,672	—
CZK	72,646,666	EUR	2,956,421	UBS AG	3/15/23	90,986	—
CZK	72,646,667	EUR	2,960,216	UBS AG	3/15/23	86,850	—
EUR	5,153,379	PLN	24,602,233	Barclays Bank PLC	3/15/23	—	(44,723)
EUR	7,540,846	PLN	36,000,000	Barclays Bank PLC	3/15/23	—	(65,442)
JPY	2,994,331,969	USD	22,793,345	BNP Paribas	3/15/23	340,608	—
JPY	829,000,000	USD	6,310,484	BNP Paribas	3/15/23	94,300	—
MYR	10,700,000	USD	2,470,846	Barclays Bank PLC	3/15/23	47,927	—
MYR	14,600,000	USD	3,350,930	Goldman Sachs International	3/15/23	85,901	—
MYR	14,000,000	USD	3,212,483	Goldman Sachs International	3/15/23	83,108	—
NZD	2,661,254	USD	1,732,154	Bank of America, N.A.	3/15/23	—	(11,318)
SGD	13,474,000	USD	9,929,073	UBS AG	3/15/23	335,450	—
THB	181,000,000	USD	5,268,562	Standard Chartered Bank	3/15/23	237,735	—
THB	137,370,000	USD	4,019,284	Standard Chartered Bank	3/15/23	159,722	—
THB	55,500,000	USD	1,614,489	Standard Chartered Bank	3/15/23	73,906	—
USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(94,498)
USD	4,394,436	JPY	577,291,352	BNP Paribas	3/15/23	—	(65,668)
USD	4,895,050	MXN	93,179,000	Standard Chartered Bank	3/15/23	—	(16,970)
USD	7,918,825	MXN	151,547,200	UBS AG	3/15/23	—	(70,130)
USD	21,532,700	MXN	415,372,000	UBS AG	3/15/23	—	(364,032)
USD	4,340,587	NZD	6,699,000	Bank of America, N.A.	3/15/23	8,839	—
USD	1,780,891	NZD	2,742,805	Bank of America, N.A.	3/15/23	7,322	—
USD	2,061,641	NZD	3,181,550	Bank of America, N.A.	3/15/23	4,368	—
USD	1,974,683	NZD	3,047,590	Bank of America, N.A.	3/15/23	4,032	—
USD	1,519,714	NZD	2,344,300	Bank of America, N.A.	3/15/23	3,828	—
USD	1,996,105	NZD	3,081,080	Bank of America, N.A.	3/15/23	3,799	—
USD	1,692,849	NZD	2,612,195	Bank of America, N.A.	3/15/23	3,736	—
USD	1,128,286	NZD	1,741,480	Bank of America, N.A.	3/15/23	2,200	—

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,841,091	NZD	16,998,804	Bank of America, N.A.	3/15/23	$ —	$ (150,778)
USD	10,393,017	SGD	14,090,000	Citibank, N.A.	3/15/23	—	(340,776)
USD	8,629,082	SGD	11,700,000	Goldman Sachs International	3/15/23	—	(284,003)
USD	119,050	THB	4,090,000	Standard Chartered Bank	3/15/23	—	(5,374)
USD	3,695,584	ZAR	64,200,000	Bank of America, N.A.	3/15/23	19,100	—
USD	7,507,880	ZAR	129,492,034	Citibank, N.A.	3/15/23	92,376	—
USD	7,853,028	ZAR	135,827,443	Citibank, N.A.	3/15/23	74,719	—
USD	501,437	ZAR	8,573,566	Citibank, N.A.	3/15/23	10,462	—
USD	16,299,763	ZAR	287,354,808	Citibank, N.A.	3/15/23	—	(155,928)
USD	5,986,009	ZAR	103,367,710	Goldman Sachs International	3/15/23	66,543	—
USD	74,252,799	ZAR	1,323,128,225	Goldman Sachs International	3/15/23	—	(1,517,602)
USD	5,488,098	ZAR	94,698,338	Standard Chartered Bank	3/15/23	65,093	—
USD	7,104,469	ZAR	123,040,175	Standard Chartered Bank	3/15/23	58,438	—
USD	4,743,936	ZAR	81,937,788	Standard Chartered Bank	3/15/23	51,678	—
USD	6,964,102	ZAR	121,102,534	Standard Chartered Bank	3/15/23	29,031	—
USD	4,331,981	ZAR	75,347,177	Standard Chartered Bank	3/15/23	17,142	—
USD	16,310,935	ZAR	287,354,808	Standard Chartered Bank	3/15/23	—	(144,756)
ZAR	120,773,489	USD	6,850,692	Citibank, N.A.	3/15/23	65,536	—
ZAR	571,183,393	USD	32,054,313	Goldman Sachs International	3/15/23	655,136	—
ZAR	120,773,489	USD	6,852,393	Standard Chartered Bank	3/15/23	63,834	—
USD	16,178,854	BHD	6,120,833	Standard Chartered Bank	3/16/23	—	(47,241)
UZS	1,763,395,831	USD	152,279	ICBC Standard Bank plc	3/16/23	248	—
OMR	7,000,000	USD	18,171,580	Standard Chartered Bank	3/29/23	4,920	—
OMR	600,000	USD	1,558,199	Standard Chartered Bank	3/29/23	—	(213)
USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(279,730)
USD	1,437,693	UYU	58,251,000	Citibank, N.A.	4/10/23	—	(49,984)
USD	1,456,203	UYU	59,100,000	Citibank, N.A.	4/10/23	—	(53,156)
USD	2,297,166	UYU	93,219,000	Citibank, N.A.	4/11/23	—	(83,121)
MYR	20,300,000	USD	4,665,594	Barclays Bank PLC	4/12/23	119,591	—
MYR	20,300,000	USD	4,659,704	Goldman Sachs International	4/12/23	125,481	—
AUD	8,500,000	USD	5,946,942	Bank of America, N.A.	4/20/23	70,496	—
AUD	15,800,000	USD	11,033,867	Citibank, N.A.	4/20/23	151,488	—
USD	9,271,490	ILS	31,200,000	HSBC Bank USA, N.A.	4/27/23	197,679	—
HUF	1,655,111,683	EUR	4,142,958	Barclays Bank PLC	4/28/23	—	(47,077)
USD	354,214	ZMW	6,960,304	Standard Chartered Bank	5/17/23	—	(1,750)
USD	1,958,615	KES	280,081,950	Standard Chartered Bank	5/25/23	—	(144,150)
UZS	2,065,216,713	USD	175,763	ICBC Standard Bank plc	6/2/23	—	(2,541)
USD	1,509,009	KES	219,560,746	Standard Chartered Bank	6/12/23	—	(119,739)
EGP	123,920,000	USD	4,587,930	Citibank, N.A.	7/20/23	—	(779,713)
USD	4,947,269	EGP	109,037,808	Goldman Sachs International	7/20/23	1,596,400	—
USD	3,258,751	EGP	72,637,560	Goldman Sachs International	7/20/23	1,026,508	—
USD	3,258,751	EGP	73,419,660	Goldman Sachs International	7/27/23	1,007,867	—
USD	1,175,197	KES	178,630,000	Standard Chartered Bank	8/4/23	—	(130,480)
HUF	1,655,088,317	EUR	3,877,901	Barclays Bank PLC	1/30/24	—	(56,227)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	7,280	—

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	$ —	$ (62,061)
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	—	(9,221)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(239,235)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(27,818)
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	—	(14,979)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(362,716)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(220,295)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(212,910)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(211,891)
						$8,127,862	$(9,341,194)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/9/23	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 1,166,840	$ 16,962
2/10/23	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,959,910	171,206
2/10/23	COP	(41,834,000)	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	(8,969,820)	(9,910)
2/10/23	COP	45,513,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,747,891	151,151
2/14/23	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,440,118	85,224
2/16/23	COP	56,130,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	12,021,923	216,563
2/16/23	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,240,192	192,386
2/20/23	COP	39,685,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,499,642	172,271
2/21/23	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,645,223	52,754
2/22/23	COP	38,245,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,191,355	140,277
2/24/23	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,256,491	23,896
2/27/23	COP	33,088,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,086,894	57,099
2/27/23	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,430,883	168,938
3/6/23	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,627,440	(1,952)
3/6/23	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,681,501	15,565
3/9/23	COP	32,026,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,859,298	165,673

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/24/23	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 7,362,787	$ (7,679)
						$1,610,424
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	(92)	Short	2/28/23	$ (7,774,000)	$ 70,253
Equity Futures
Euro Stoxx 50 Index	(122)	Short	3/17/23	(5,498,406)	(38,348)
SGX CNX Nifty Index	(277)	Short	2/23/23	(9,808,709)	159,566
Interest Rate Futures
Australia 10-Year Treasury Bond	285	Long	3/15/23	24,225,674	(452,685)
Euro-Bobl	(253)	Short	3/8/23	(32,263,251)	638,114
Euro-Bund	(222)	Short	3/8/23	(33,021,147)	1,191,006
Euro-Buxl	(76)	Short	3/8/23	(11,897,773)	1,420,967
Japan 10-Year Bond	(25)	Short	3/13/23	(28,148,888)	321,345
U.S. 2-Year Treasury Note	(236)	Short	3/31/23	(48,533,032)	(184,376)
U.S. 5-Year Treasury Note	(1,063)	Short	3/31/23	(116,124,446)	(1,109,017)
U.S. 10-Year Treasury Note	(1,014)	Short	3/22/23	(116,118,844)	(1,296,679)
U.S. Ultra-Long Treasury Bond	(155)	Short	3/22/23	(21,971,250)	(1,058,120)
					$(337,974)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 735,687
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	735,687
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	734,929

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	$ 812,063
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(912,509)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(912,509)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(914,858)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,064,086)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(366,665)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(139,301)
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(16,742)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(25,042)
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	82,420
							$(1,250,926)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	43,760	Pays	3-month AUD Bank Bill (pays quarterly)	3.89% (pays quarterly)	1/10/25	$ 135,158	$ —	$ 135,158
AUD	39,000	Pays	3-month AUD Bank Bill (pays quarterly)	3.92% (pays quarterly)	1/10/25	134,457	—	134,457
BRL	190,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	194,679	—	194,679
BRL	194,290	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.15% (pays upon termination)	1/2/24	230,899	—	230,899
BRL	238,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.19% (pays upon termination)	1/2/24	302,844	—	302,844
BRL	75,350	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.24% (pays upon termination)	1/2/24	101,647	—	101,647

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	106,830	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.25% (pays upon termination)	1/2/24	$ 147,297	$ —	$ 147,297
BRL	163,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.34% (pays upon termination)	1/2/24	256,082	—	256,082
BRL	350,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	7/1/24	(153,678)	—	(153,678)
CLP	1,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	20,308	—	20,308
CLP	15,762,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	214,733	—	214,733
CLP	2,873,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	38,520	—	38,520
CLP	2,852,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	32,075	—	32,075
CLP	2,852,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	28,994	—	28,994
CLP	2,851,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	24,363	—	24,363
CLP	2,522,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	20,190	—	20,190
CLP	1,545,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	11,951	—	11,951
CLP	2,148,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	12,554	—	12,554
CLP	2,457,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	12,369	—	12,369
CLP	1,634,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	103,277	—	103,277
CLP	5,021,220	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	387,958	—	387,958
CLP	963,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	80,449	—	80,449
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,006,667	—	2,006,667
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,018,818)	—	(1,018,818)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	$(1,551,369)	$ —	$(1,551,369)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,022,953)	—	(2,022,953)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(978,750)	—	(978,750)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	267,329	—	267,329
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	262,009	—	262,009
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	515,014	—	515,014
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	92,633	—	92,633
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	509,284	—	509,284
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	292,233	—	292,233
COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	302,604	—	302,604
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	498,644	—	498,644
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	87,584	—	87,584
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	492,096	—	492,096
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	261,888	—	261,888
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	943,021	—	943,021
COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	799,315	—	799,315
COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	438,590	—	438,590
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(289,740)	—	(289,740)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	$ 406,082	$ —	$ 406,082
COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,136,601	—	1,136,601
COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	318,265	—	318,265
COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	666,688	—	666,688
COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	320,512	—	320,512
COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	326,280	—	326,280
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	654,986	—	654,986
COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,248,946	—	1,248,946
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	67,138	—	67,138
COP	13,620,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	115,975	—	115,975
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	57,118	—	57,118
COP	7,264,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	42,481	—	42,481
COP	5,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	24,275	—	24,275
COP	11,982,293	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	19,198	—	19,198
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	2,932	(72)	2,860
COP	8,584,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	577	—	577
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	835,278	—	835,278
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	287,833	—	287,833

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	$ 205,170	$ —	$ 205,170
EUR	1,974	Pays	6-month EURIBOR (pays semi-annually)	2.98% (pays annually)	10/26/25	(4,264)	—	(4,264)
EUR	4,314	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	24,025	—	24,025
EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.10% (pays annually)	10/18/26	13,060	—	13,060
EUR	789	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	1,335	—	1,335
EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.09% (pays annually)	10/19/27	19,994	—	19,994
EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	23,662	—	23,662
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	6,771	(42)	6,729
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	50,607	—	50,607
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	27,540	—	27,540
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	20,374	—	20,374
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	15,811	—	15,811
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	35,805	—	35,805
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	27,559	—	27,559
HUF	2,230,200	Receives	6-month HUF BUBOR (pays semi-annually)	7.65% (pays annually)	1/24/33	163,132	—	163,132
HUF	2,230,200	Receives	6-month HUF BUBOR (pays semi-annually)	7.93% (pays annually)	1/30/33	41,212	—	41,212
JPY	2,161,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.13% (pays annually)	12/1/24	4,551	—	4,551
JPY	6,288,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	11,299	—	11,299
JPY	7,669,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	14,314	—	14,314
JPY	3,359,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	3,044	—	3,044
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	103,272	—	103,272
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	81,652	—	81,652

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	2,596,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	$ 88,137	$ —	$ 88,137
KRW	13,539,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	171,396	—	171,396
KRW	24,730,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	324,995	—	324,995
KRW	11,549,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	29,524	—	29,524
KRW	12,756,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	41,524	—	41,524
KRW	7,091,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	11,088	—	11,088
KRW	7,637,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	17,367	—	17,367
KRW	11,128,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	25,824	—	25,824
KRW	6,437,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(5,497)	—	(5,497)
KRW	13,960,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	54,993	—	54,993
KRW	15,418,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	288,855	—	288,855
KRW	12,397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	245,673	—	245,673
NZD	44,260	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	80,107	—	80,107
NZD	45,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	90,089	—	90,089
NZD	7,990	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(86,604)	—	(86,604)
NZD	10,640	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(110,604)	—	(110,604)
NZD	13,770	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(143,140)	—	(143,140)
NZD	32,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.53% (pays semi-annually)	3/15/28	174,803	—	174,803
NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	1,025,258	—	1,025,258
NZD	3,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	(15,422)	—	(15,422)
NZD	8,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	(39,360)	—	(39,360)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	7,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	$ (30,429)	$ —	$ (30,429)
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	697,057	—	697,057
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,208,717	—	2,208,717
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	581,315	—	581,315
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(13,374)	—	(13,374)
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(134,819)	—	(134,819)
PLN	13,580	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(33,583)	—	(33,583)
PLN	15,520	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(126,589)	—	(126,589)
SEK	242,888	Pays	3-month SEK STIBOR (pays quarterly)	2.68% (pays annually)	12/21/27	(115,299)	—	(115,299)
SEK	171,112	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	(52,911)	—	(52,911)
TWD	446,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	45,119	—	45,119
TWD	1,342,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	92,012	—	92,012
USD	9,000	Receives	SOFR (pays annually)	1.44% (pays annually)	9/9/24	499,546	—	499,546
USD	14,000	Receives	SOFR (pays annually)	1.64% (pays annually)	9/11/24	804,814	—	804,814
Total						$18,356,079	$(114)	$18,355,965
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	72,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$ (75,537)
Citibank, N.A.	MYR	31,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/21/27	(121,071)
Goldman Sachs International	MYR	57,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	(59,722)
Goldman Sachs International	MYR	70,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	(76,306)
Standard Chartered Bank	MYR	166,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/21/27	(627,115)
Total							$(959,751)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	$47,038	1.00% (pays quarterly)(1)	4.92%	12/20/27	$(7,224,733)	$9,689,579	$2,464,846
Total	$47,038				$(7,224,733)	$9,689,579	$2,464,846
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount(2) (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria		9,465	1.00% (pays quarterly)(1)	12/20/27	$ (368,843)	$ 337,251	$ (31,592)
Finland		9,771	0.25% (pays quarterly)(1)	12/20/27	(23,870)	(19,380)	(43,250)
France		44,677	0.25% (pays quarterly)(1)	12/20/27	(64,984)	(59,420)	(124,404)
Germany		43,749	0.25% (pays quarterly)(1)	12/20/27	(213,955)	136,346	(77,609)
Hungary		10,178	1.00% (pays quarterly)(1)	12/20/27	404,420	(779,056)	(374,636)
Malaysia		144,700	1.00% (pays quarterly)(1)	12/20/27	(2,202,614)	310,199	(1,892,415)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)		2,580	1.00% (pays quarterly)(1)	6/20/24	(699)	(109,516)	(110,215)
Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)		51,714	5.00% (pays quarterly)(1)	12/20/27	(1,695,003)	(1,965,584)	(3,660,587)
Markit iTraxx Europe Index (ITRAXX.EUR.38.V1)	EUR	42,600	1.00% (pays quarterly)(1)	12/20/27	(478,175)	(415,607)	(893,782)
Mexico		40,900	1.00% (pays quarterly)(1)	12/20/27	298,311	(1,231,706)	(933,395)
Philippines		60,200	1.00% (pays quarterly)(1)	12/20/27	(314,182)	(135,136)	(449,318)
Poland		41,246	1.00% (pays quarterly)(1)	12/20/27	137,938	(1,074,510)	(936,572)
Qatar		12,396	1.00% (pays quarterly)(1)	12/20/23	(108,758)	77,749	(31,009)
Qatar		6,763	1.00% (pays quarterly)(1)	12/20/27	(169,334)	114,941	(54,393)
Saudi Arabia		126,200	1.00% (pays quarterly)(1)	12/20/27	(2,204,523)	2,367,268	162,745
South Africa		74,180	1.00% (pays quarterly)(1)	12/20/27	4,681,821	(5,283,295)	(601,474)
South Africa		23,540	1.00% (pays quarterly)(1)	6/20/29	2,462,467	(2,193,799)	268,668
South Africa		9,666	1.00% (pays quarterly)(1)	6/20/31	1,412,277	(1,235,706)	176,571
Spain		61,500	1.00% (pays quarterly)(1)	12/20/27	(1,548,770)	1,075,678	(473,092)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount(2) (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	53,440	1.00% (pays quarterly)(1)	12/20/27	$ 9,041,663	$ (9,379,891)	$ (338,228)
United Kingdom	43,834	1.00% (pays quarterly)(1)	12/20/27	(1,570,825)	977,265	(593,560)
Total				$7,474,362	$(18,485,909)	$(11,011,547)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 5,700	1.00% (pays quarterly)(1)	1.20%	12/20/27	$ (43,163)	$ 118,925	$ 75,762
Vietnam	BNP Paribas	13,800	1.00% (pays quarterly)(1)	1.20	12/20/27	(104,501)	398,002	293,501
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.54	6/20/24	67,255	(37,601)	29,654
Vietnam	Goldman Sachs International	18,821	1.00% (pays quarterly)(1)	1.20	12/20/27	(142,522)	588,851	446,329
Vietnam	Goldman Sachs International	2,500	1.00% (pays quarterly)(1)	1.20	12/20/27	(18,931)	70,556	51,625
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.20	12/20/27	(11,359)	47,152	35,793
Total		$51,421				$(253,221)	$1,185,885	$932,664
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$10,160	1.00% (pays quarterly)(1)	12/20/27	$ (283,803)	$ 198,933	$ (84,870)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(44,937)	(21,018)	(65,955)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(67,707)	(31,696)	(99,403)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(32,565)	(1,115)	(33,680)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(43,076)	432	(42,644)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(134,106)	5,390	(128,716)
Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	12/20/27	697,902	(1,128,366)	(430,464)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$ (112,971)	$ (224,452)	$(337,423)
Saudi Arabia	Goldman Sachs International	29,900	1.00% (pays quarterly)(1)	12/20/32	(98,920)	212,519	113,599
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,518,842	(1,352,488)	166,354
Sweden	Barclays Bank PLC	20,749	0.25% (pays quarterly)(1)	12/20/27	(99,612)	45,910	(53,702)
Total					$1,299,047	$(2,295,951)	$(996,904)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $98,459,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(2)	In U.S. dollars unless otherwise indicated.
Total Return Swaps
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	6,480	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	3/20/23	$(183,375)
BNP Paribas	USD	145,100	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/27/23	255,628
BNP Paribas	USD	54,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.14% (pays upon termination)	2/27/23	147,857
						$220,110

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$119,188
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 33,244,125 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	3,862
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(203,322)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(694,301)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	Not Applicable/ 4/20/32	(87,177)
				$(861,750)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna

DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
MXN	– Mexican Peso

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar

THB	– Thai Baht
TRY	– New Turkish Lira
TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2023 were $18,032,175 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/23/23	3/14/2023	(3.00)%	$3,058,333	$3,056,294
Total Investments				$3,058,333	$3,056,294

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2023, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$3,798,458
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	811,902	658,162
Sussex Capital, Ltd., Designated Investment Series 16, 11/22	11/30/22	793	792,084	905,726
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	3,896,014	4,059,307
Total Restricted Securities			$9,900,000	$9,421,653
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed affiliated was $134,316,340, which represents 7.4% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$205,847,417	$337,635,927	$(409,167,004)	$ —	$ —	$134,316,340	$1,992,091	134,316,340
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,458,469	$ —	$ 3,458,469
Collateralized Mortgage Obligations	—	55,848,282	—	55,848,282
Common Stocks	5,292,953	54,244,143*	381,351	59,918,447
Convertible Bonds	—	5,316,132	—	5,316,132
Foreign Corporate Bonds	—	102,545,389	0	102,545,389

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Loan Participation Notes	$ —	$ —	$33,542,495	$ 33,542,495
Reinsurance Side Cars	—	—	12,680,090	12,680,090
Senior Floating-Rate Loans	—	16,451,518	464,005	16,915,523
Sovereign Government Bonds	—	881,269,550	—	881,269,550
Sovereign Loans	—	77,129,925	—	77,129,925
U.S. Government Agency Mortgage-Backed Securities	—	37,416,986	—	37,416,986
U.S. Government Guaranteed Small Business Administration Loans	—	10,317,886	—	10,317,886
U.S. Treasury Obligations	—	20,170,931	—	20,170,931
Warrants	94,827	—	—	94,827
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	134,316,340	—	—	134,316,340
Repurchase Agreements	—	41,094,927	—	41,094,927
Sovereign Government Securities	—	4,515,354	—	4,515,354
U.S. Treasury Obligations	—	204,442,059	—	204,442,059
Purchased Currency Options	—	753,939	—	753,939
Total Investments	$139,704,120	$1,514,975,490	$47,067,941	$1,701,747,551
Forward Foreign Currency Exchange Contracts	$ —	$ 11,498,357	$ —	$ 11,498,357
Non-Deliverable Bond Forward Contracts	—	1,629,965	—	1,629,965
Futures Contracts	3,641,685	159,566	—	3,801,251
Swap Contracts	—	49,633,499	—	49,633,499
Total	$143,345,805	$1,580,955,210	$47,067,941	$1,768,310,623
Liability Description
Securities Sold Short	$ (632,356)	$ (42,770,845)	$ —	$ (43,403,201)
Written Currency Options	—	(147,333)	—	(147,333)
Forward Foreign Currency Exchange Contracts	—	(17,236,539)	—	(17,236,539)
Non-Deliverable Bond Forward Contracts	—	(19,541)	—	(19,541)
Futures Contracts	(4,100,877)	(38,348)	—	(4,139,225)
Swap Contracts	—	(32,834,282)	—	(32,834,282)
Total	$ (4,733,233)	$ (93,046,888)	$ —	$ (97,780,121)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$327,036	$0	$41,080,024	$11,925,129	$425,756	$52,679,548	$4,103,850	$110,541,343
Realized gains (losses)	—	—	(936,274)	—	5,156	—	—	(931,118)
Change in net unrealized appreciation (depreciation)	54,315	—	703,395	754,961	72,232	—	—	1,584,903
Cost of purchases	—	—	—	2,800,000	—	—	—	2,800,000
Proceeds from sales, including return of capital	—	—	(7,304,649)	(2,800,000)	(50,550)	—	—	(10,155,199)

Global Macro Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Accrued discount (premium)	—	—	—	—	11,411	—	—	11,411
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(52,679,548)	(4,103,850)	(56,783,398)
Balance as of January 31, 2023	$381,351	$0	$33,542,496	$12,680,090	$464,005	$ —	$ —	$ 47,067,942
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ 54,315	$ —	$ (155,793)	$ 478,584	$ 67,208	$ —	$ —	$ 444,314
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at January 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$381,351	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	33,542,496	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.24%	Decrease
Senior Floating-Rate Loans	464,005	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.